UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23732

Build Funds Trust
(Exact name of registrant as specified in charter)

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Address of principal executive offices) (Zip code)

John Ruth

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Name and address of agent for service)

(833) 852-8453

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Build Bond Innovation ETF
BFIX (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Build Bond Innovation ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://getbuilding.com/etfs/bfix/. You can also request this information by contacting us at 1-833-852-8453.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Build Bond Innovation ETF	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
        For the 12-month period ended September 30, 2024 the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund typically invests at least 90-95% of its assets in investment grade-quality, U.S. Dollar-denominated fixed income instruments. The remainder of its assets are allocated to an actively managed option overlay, providing exposure to the performance of U.S. large cap equities and other asset classes. Note: the benchmark index does not include options.
        Exposure to risk asset classes via the option overlay contributed positively to the Fund’s relative performance versus its benchmark; exposure to the S&P 500® Index (+34.4%) and gold (+42.5%) drove performance. Positive contribution relative to benchmark was also achieved through active positioning with respect to duration, where interest rates in the belly and long-end of the Treasury curve have continued to lag those obtainable in the front end while overall trending flat.
        We remained tactically underweight duration, as has been our base stance throughout the bond bear market that has been underway since 2022. We increased our allocation to US IG corporate credit as the year progressed, favoring the spread pickup available considering the closing quality gap in Treasury debt versus high-grade corporate bonds. Within the option overlay, we have watched closely for key secular trends across technology, macroeconomics, and geopolitics as they continue to develop. This broad awareness has enabled the Fund to capture a healthy degree of upside from global developments which continue to provide headwinds to U.S. Dollar-denominated credit performance and returns.
        The Fund posted a 12.88% total return during the period (assuming reinvestment of dividends). This included positive returns in ten out of twelve months, with January and April the only exceptions. The Fund’s underweight exposure to risk and duration caused it to temporarily underperform the benchmark in Q4 2023. The rapid yield curve rally driving the benchmark’s strong Q4 2023 proved to be short-lived, and the Fund pulled ahead of the benchmark by March – ultimately ending the year up 131 basis points in excess return with significantly less volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Build Bond Innovation ETF	PAGE 1	TSR-AR-12009B101

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/09/2022)
Build Bond Innovation ETF NAV	12.88	2.26
Bloomberg U.S. Aggregate Bond Index	11.57	-0.35
Visit https://getbuilding.com/etfs/bfix/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$7,851,339
Number of Holdings	102
Advisory Fee	$50,133
Portfolio Turnover	119%
30-Day SEC Yield	4.18%
30-Day SEC Yield Unsubsidized	4.18%
Visit https://getbuilding.com/etfs/bfix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
United States Treasury Note/Bond	45.8%
Nutrien Ltd.	2.4%
Shell International Finance BV	2.3%
AutoZone, Inc.	2.2%
Morgan Stanley	2.2%
Adobe, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Caterpillar Financial Services Corp.	1.8%
Honeywell International, Inc.	1.7%
SPDR Gold Shares	1.7%

Top Sectors	(% of net assets)
Public Administration	45.7%
Manufacturing	15.1%
Finance and Insurance	14.5%
Information	4.0%
Mining, Quarrying, and Oil and Gas Extraction	3.6%
Real Estate and Rental and Leasing	3.5%
Retail Trade	3.0%
Accommodation and Food Services	2.1%
Administrative Support Waste Management	1.0%
Cash & Other	7.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on the first page or visit https://getbuilding.com/etfs/bfix/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Build Asset Management, LLC documents not be householded, please contact Build Asset Management, LLC at 1-833-852-8453, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Build Asset Management, LLC or your financial intermediary.
Build Bond Innovation ETF	PAGE 2	TSR-AR-12009B101

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. David Longhurst is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2024	FYE 09/30/2023
(a) Audit Fees	16,000	16,000
(b) Audit-Related Fees	0	0
(c) Tax Fees	4,000	4,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2024	FYE 09/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2024	FYE 09/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David Longhurst and Kristine Delano.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BUILD FUNDS TRUST
BUILD BOND INNOVATION ETF
Annual Financial Statements and Additional Information
September 30, 2024

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies
Build Bond Innovation ETF
Schedule of Investments
September 30, 2024

	Par	Value
CORPORATE BONDS - 47.3%
Aerospace Product and Parts Manufacturing - 1.7%
Honeywell International, Inc., 4.85%, 11/01/2024	$135,000	$134,972
Agriculture, Construction, and Mining Machinery Manufacturing - 0.2%
Deere & Co., 2.75%, 04/15/2025	20,000	19,814
Automotive Parts, Accessories, and Tire Retailers - 2.2%
AutoZone, Inc.
3.25%, 04/15/2025	66,000	65,430
3.63%, 04/15/2025	106,000	105,288
		170,718
Business Support Services - 1.7%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	74,000	73,393
Moody’s Corp., 3.75%, 03/24/2025	5,000	4,973
PayPal Holdings, Inc., 2.40%, 10/01/2024	55,000	55,000
		133,366
Commercial and Service Industry Machinery Manufacturing - 0.3%
KLA Corp., 4.65%, 11/01/2024	25,000	24,976
Communications Equipment Manufacturing - 0.1%
Apple, Inc., 2.50%, 02/09/2025	10,000	9,927
Computer Systems Design and Related Services - 0.9%
Oracle Corp., 2.50%, 04/01/2025	70,000	69,205
Consumer Goods Rental - 0.6%
Netflix, Inc., 5.88%, 02/15/2025	50,000	50,178
Converted Paper Product Manufacturing - 0.6%
Kimberly-Clark Corp., 2.65%, 03/01/2025	50,000	49,550
Couriers and Express Delivery Services - 0.2%
United Parcel Service, Inc., 2.80%, 11/15/2024	15,000	14,958
Data Processing Hosting and Related Services - 1.2%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	91,000	91,000
Footwear Manufacturing - 0.2%
NIKE, Inc., 2.40%, 03/27/2025	15,000	14,854
Hardware Manufacturing - 0.1%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	5,000	4,971

	Par	Value
Insurance Carriers - 0.5%
Cigna Group, 3.25%, 04/15/2025	$15,000	$14,884
MetLife, Inc., 3.00%, 03/01/2025	15,000	14,893
Principal Financial Group, Inc., 3.40%, 05/15/2025	13,000	12,885
		42,662
Integrated Oils - 2.3%
Shell International Finance BV, 2.00%, 11/07/2024	179,000	178,426
Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(a)
Steel Dynamics, Inc., 2.40%, 06/15/2025	2,000	1,968
Jewelry, Luggage, and Leather Goods Retailers - 0.3%
Tiffany & Co., 3.80%, 10/01/2024	20,000	20,000
Lessors of Real Estate - 2.9%
AvalonBay Communities, Inc.
3.50%, 11/15/2024	81,000	80,823
3.45%, 06/01/2025	48,000	47,649
Essex Portfolio LP, 3.50%, 04/01/2025	39,000	38,726
Mid-America Apartments LP, 4.00%, 11/15/2025	59,000	58,704
		225,902
Metal Ore Mining - 0.2%
Southern Copper Corp., 3.88%, 04/23/2025	13,000	12,910
Natural Gas Distribution - 1.8%
Kinder Morgan, Inc., 4.30%, 06/01/2025	65,000	64,715
Puget Energy, Inc., 3.65%, 05/15/2025	80,000	79,166
		143,881
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.2%
Northrop Grumman Corp., 2.93%, 01/15/2025	92,000	91,432
Nondepository Credit Intermediation - 3.5%
American Express Co., 2.25%, 03/04/2025	14,000	13,856
Ameriprise Financial, Inc., 3.70%, 10/15/2024	82,000	81,953
Caterpillar Financial Services Corp., 2.15%, 11/08/2024	145,000	144,562
John Deere Capital Corp., 1.25%, 01/10/2025	15,000	14,855
Toyota Motor Credit Corp., 1.80%, 02/13/2025	22,000	21,767
		276,993

The accompanying notes are an integral part of these financial statements.

1

Build Bond Innovation ETF
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil and Gas Extraction - 2.2%
Enterprise Products Operating LLC, 3.75%, 02/15/2025	$100,000	$99,576
EOG Resources, Inc., 3.15%, 04/01/2025	45,000	44,646
Exxon Mobil Corp., 2.71%, 03/06/2025	6,000	5,949
Occidental Petroleum Corp., 5.88%, 09/01/2025	12,000	12,060
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000	11,543
		173,774
Other Fabricated Metal Product Manufacturing - 0.3%
Emerson Electric Co., 3.15%, 06/01/2025	25,000	24,794
Other Leather and Allied Product Manufacturing - 1.3%
Tapestry, Inc., 4.25%, 04/01/2025	105,000	104,267
Other Miscellaneous Retailers - 0.5%
Amazon.com, Inc., 3.80%, 12/05/2024	25,000	24,953
eBay, Inc., 1.90%, 03/11/2025	18,000	17,768
		42,721
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.4%
Nutrien Ltd.
5.90%, 11/07/2024	146,000	146,074
3.00%, 04/01/2025	40,000	39,687
		185,761
Petroleum and Coal Products Manufacturing - 2.4%
Exxon Mobil Corp., 2.99%, 03/19/2025	60,000	59,557
Phillips 66
3.61%, 02/15/2025	20,000	19,890
3.85%, 04/09/2025	107,000	106,450
		185,897
Petroleum and Petroleum Products Merchant Wholesalers - 0.8%
Energy Transfer LP, 4.05%, 03/15/2025	64,000	63,717
Pharmaceutical and Medicine Manufacturing - 2.7%
Abbott Laboratories, 2.95%, 03/15/2025	18,000	17,860
AbbVie, Inc., 2.60%, 11/21/2024	61,000	60,801
Amgen, Inc., 5.25%, 03/02/2025	10,000	10,015
Gilead Sciences, Inc., 3.50%, 02/01/2025	62,000	61,744

	Par	Value
Merck & Co., Inc., 2.75%, 02/10/2025	$60,000	$59,548
		209,968
Pipeline Transportation of Natural Gas - 0.2%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	15,000	15,916
Restaurants and Other Eating Places - 0.5%
McDonald’s Corp.
3.38%, 05/26/2025	23,000	22,822
3.30%, 07/01/2025	16,000	15,851
		38,673
Securities and Commodity Contracts Intermediation and Brokerage - 3.2%
Goldman Sachs Group, Inc.
5.70%, 11/01/2024	12,000	12,005
3.50%, 04/01/2025	69,000	68,563
Morgan Stanley, 3.70%, 10/23/2024	170,000	169,839
		250,407
Securities and Commodity Exchanges - 1.1%
Intercontinental Exchange, Inc., 3.65%, 05/23/2025	40,000	39,709
Nasdaq, Inc., 5.65%, 06/28/2025	50,000	50,312
		90,021
Semiconductor and Other Electronic Component Manufacturing - 0.9%
Amphenol Corp., 2.05%, 03/01/2025	50,000	49,390
Broadcom Corp. 3.13%, 01/15/2025	17,000	16,902
Intel Corp., 3.40%, 03/25/2025	6,000	5,954
		72,246
Ship and Boat Building - 0.5%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	37,000	36,745
Software Publishers - 2.1%
Adobe, Inc., 3.25%, 02/01/2025	167,000	165,986
Support Activities for Mining - 1.2%
ConocoPhillips Co.
2.40%, 03/07/2025	72,000	71,309
3.35%, 05/15/2025	27,000	26,771
		98,080
Tobacco Manufacturing - 0.2%
Philip Morris International, Inc., 3.25%, 11/10/2024	15,000	14,962
Travel Arrangement and Reservation Services - 0.2%
Booking Holdings, Inc., 3.65%, 03/15/2025	15,000	14,924

The accompanying notes are an integral part of these financial statements.

2

Build Bond Innovation ETF
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Traveler Accommodation - 1.6%
Marriott International, Inc./MD
3.75%, 03/15/2025	$121,000	$120,257
5.75%, 05/01/2025	2,000	2,007
		122,264
Wired and Wireless Telecommunications (except Satellite) - 0.3%
T-Mobile USA, Inc., 3.50%, 04/15/2025	23,000	22,837
TOTAL CORPORATE BONDS (Cost $3,708,946)		3,716,623
U.S. TREASURY OBLIGATIONS - 45.7%
United States Treasury Note/Bond
0.63%, 10/15/2024	400,000	399,352
0.75%, 11/15/2024	325,000	323,377
2.13%, 11/30/2024(b)	325,000	323,604
4.50%, 11/30/2024	325,000	324,886
1.50%, 02/15/2025	300,000	296,711
3.88%, 03/31/2025	185,000	184,560
0.25%, 05/31/2025	200,000	194,847
4.75%, 07/31/2025(b)	360,000	362,004
5.00%, 08/31/2025	260,000	262,215
5.00%, 09/30/2025	210,000	212,094
5.00%, 10/31/2025	160,000	161,794
4.88%, 11/30/2025	40,000	40,445
3.50%, 09/30/2026	10,000	9,971
1.38%, 11/15/2031	400,000	342,336
1.25%, 05/15/2050	290,000	155,048
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,580,453)		3,593,244

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.6%
Call Options - 3.6%(c)(d)(e)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/20/2024; Exercise Price: $98.00	$284,490	29	8,033
MicroStrategy, Inc., Expiration: 12/20/2024; Exercise Price: $160.00	151,740	9	31,617
SPDR Gold Shares
Expiration: 12/20/2024; Exercise Price: $225.00	1,020,852	42	91,980
Expiration: 06/20/2025; Exercise Price: $245.00	631,956	26	39,728
SPDR S&P 500 ETF
Expiration: 12/20/2024; Exercise Price: $525.00	688,512	12	67,692
Expiration: 03/21/2025; Exercise Price: $550.00	516,384	9	42,480
Total Call Options			281,530

	Notional Amount	Contracts	Value
TOTAL PURCHASED OPTIONS (Cost $160,843)			$281,530

	Par
U.S. GOVERNMENT AGENCY ISSUES - 1.1%
Federal Home Loan Banks
1.53%, 10/03/2024	$25,000	24,996
0.60%, 10/28/2024	10,000	9,968
5.38%, 10/30/2024	50,000	50,022
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $84,927)		84,986
MUNICIPAL BONDS - 0.5%
Harris County Cultural Education Facilities Finance Corp., 5.00%, 10/01/2041 (Obligor: Texas Childrens Hospital)(f)	25,000	25,000
Southwest Higher Education Authority, Inc., 2.95%, 10/01/2024 (Obligor: Southern Methodist University)	15,000	15,000
TOTAL MUNICIPAL BONDS (Cost $39,945)		40,000

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.82%(g)	74,951	74,951
TOTAL SHORT-TERM INVESTMENTS (Cost $74,951)		74,951
TOTAL INVESTMENTS - 99.2% (Cost $7,650,065)		$7,791,334
Other Assets in Excess of Liabilities - 0.8%		60,005
TOTAL NET ASSETS - 100.0%		$7,851,339

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is held for collateral on purchased options.
(c)	Non-Income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Build Bond Innovation ETF
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS:
Investments in securities, at value (Cost $7,650,065) (See Note 2)	$7,791,334
Receivable for investment securities sold	89,358
Interest receivable	76,546
Total assets	$7,957,238
LIABILITIES:
Due to Broker	7,483
Payable for investment securities purchased	95,534
Investment management fees (Note 3)	2,882
Total liabilities	105,899
NET ASSETS	$7,851,339
Components of Net Assets:
Paid-in capital	$9,877,288
Accumulated loss	(2,025,949)
Net assets	$7,851,339
Shares issued and outstanding, $0 par value, unlimited shares authorized	325,000
Net asset value, offering price and redemption price per share	24.16

The accompanying notes are an integral part of this financial statement.

4

Build Bond Innovation ETF
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME:
Interest	$535,631
Total income	535,631
EXPENSES:
Broker interest fees	25
Investment management fees (See Note 3)	50,133
Total expenses	50,158
Net investment income	485,473
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments in securities	396,244
Net change in unrealized appreciation on investments in securities	440,261
Net realized and unrealized gain on investments in securities	836,505
Net increase in net assets resulting from operations	$1,321,978

The accompanying notes are an integral part of this financial statement.

5

Build Bond Innovation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$485,473	$828,744
Net realized gain (loss) on investments in securities	396,244	(225,547)
Net change in unrealized appreciation on investments in securities	440,261	3,860
Net increase in net assets resulting from operations	1,321,978	607,057
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income	(495,577)	(829,895)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from shares issued	578,425	2,285,255
Cost of shares redeemed	(10,918,975)	(14,938,170)
Net decrease from capital transactions	(10,340,550)	(12,652,915)
Total decrease in net assets	(9,514,149)	(12,875,753)
NET ASSETS:
Beginning of year	17,365,488	30,241,241
End of year	$7,851,339	$17,365,488
SHARE TRANSACTIONS (SHARES):
Shares Outstanding, Beginning of Year	775,000	1,325,000
Shares issued	25,000	100,000
Shares redeemed	(475,000)	(650,000)
Shares outstanding, end of year	325,000	775,000

The accompanying notes are an integral part of this financial statement.

6

Build Bond Innovation ETF
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period Ended September 30, 2022(a)
Net asset value, beginning of period	22.41	22.82	25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.00	0.87	0.18
Net realized and unrealized gain (loss) on investments(c)	1.81	(0.35)	(2.20)
Total from investment operations	2.81	0.52	(2.02)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1.06)	(0.93)	(0.16)
Net realized capital gain	—	—	—
Total distributions	(1.06)	(0.93)	(0.16)
Net asset value, end of period	$24.16	$22.41	$22.82
Total return:
Net asset value(d)	12.88%	2.24%	−8.08%^
Market value(e)	12.91%	2.17%	−8.00%^
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	7,851	17,365	30,241
Ratio of expenses to average net assets:(f)	0.45%	0.45%	0.45%+
Ratio of net investment income to average net assets:(f)	4.35%	3.79%	1.19%+
Portfolio turnover rate(g)	119%	130%	328%^

(a)	The Fund commenced operations on February 10, 2022.
(b)	Calculated using average shares outstanding, during the period.
(c)
The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value.

(e)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	The expenses and net investment income do not reflect expenses from underlying investments.
(g)	Portfolio turnover rate excludes in-kind transactions.
^	Not Annualized.
+	Annualized.
The accompanying notes are an integral part of the financial statements.

7

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
1. Organization
Build Funds Trust (the “Trust”) was organized as a Delaware statutory trust on July 6, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund, Build Bond Innovation ETF (the “Fund”). The Fund is a non-diversified series of the Trust. The investment objective of the Fund is to seek capital appreciation and risk mitigation.
Build Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
A)
Security Valuation. The Fund values its investments at fair value. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Fund’s investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trust's Board of Trustees (“Board”) designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The Adviser has established a Fair Valuation Committee (“Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports to the Board information regarding the fair valuation process and related matters.
Exchange-traded funds listed on an exchange or on the Nasdaq National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.
Bonds, notes, and U.S. government obligations are valued at an evaluated mean price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. These securities will generally be categorized in Level 2 of the fair value hierarchy.
Investments in U.S. mutual funds, including money market funds, are valued at NAV each business day.
Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade are categorized as Level 1. If the settlement price is not available, then options shall be valued at the mean price and categorized as Level 2.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

8

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2024.
Build Bond Innovation ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$3,716,623	$—	$3,716,623
U.S. Treasury Securities	—	3,593,244	—	3,593,244
Purchased Options	281,530	—	—	281,530
U.S. Government Agency Issues	—	84,986	—	84,986
Municipal Bonds	—	40,000	—	40,000
Money Market Funds	74,951	—	—	74,951
Total Assets	$356,481	$7,434,853	$—	$7,791,334

Please refer to the Schedule of Investments to view securities segregated by industry type.
The Fund did not hold any investments during the current fiscal year ended September 30, 2024, with significant unobservable inputs categorized as Level 3.
B)
Derivative Instruments. The Adviser uses derivative instruments, such as purchased options, to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In general an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a purchased call or put option is exercised, the cost of the security acquired is increased by the premium paid for the call, or in the case of a put, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The risks of using the types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options does not create leverage in the Funds. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposits for options contracts on the Statement of Assets and Liabilities.

9

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
The following disclosure identifies the location and fair value amounts of the Fund’s derivative instruments on the Statement of Assets and Liabilities and the effect on the Statement of Operations, each categorized by type of derivative contract and related risk exposure.
As of September 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:
Build Bond Innovation ETF

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments Equity Contracts	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Purchased Options	Investments in securities, at value	$281,530		$—
Total		$281,530		$ —

For the year ended September 30, 2024, financial derivative instruments had the following effect on the Statement of Operations:
Build Bond Innovation ETF

Equity Contracts	Net Realized Gain on Investments in Securities	Net Change in Unrealized Appreciation on Investments in Securities
Purchased Options	$475,037	$189,446
Total	$475,037	$189,446

The average monthly value of purchased options in the Fund during the year ended September 30, 2024 was $250,352.
C)
Federal Income Taxes. The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RIC”) and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no provision for federal income tax or excise is required.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended September 30, 2024, the Fund did not have late-year losses and post-October losses.
Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2024, the Fund has a non-expiring short-term and long-term Capital Loss Carryover of $1,992,316 and $86,268, respectively.

10

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
The cost basis of investments for federal income tax purposes at September 30, 2024 was as follows:

Tax cost of investments	$7,740,617
Unrealized appreciation	145,846
Unrealized depreciation	(95,129)
Net unrealized appreciation (depreciation)	50,717
As of September 30, 2024 the components of distributable earnings (losses) for income tax purposes were as follows:
Undistributed ordinary income	1,918
Undistributed long term gain	—
Other accumulated loss	(2,078,584)
Total accumulated loss	$(2,025,949)

The capital loss carry forward utilized was $456,695.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the mark-to-market treatment of certain non-equity options contracts.
Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statement as of September 30, 2024.
D)
Distributions to Shareholders. The Fund expects to declare and distribute all its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

The tax charter of the distributions paid during the year ended September 30, 2024 are as follows:

Ordinary Income
Ordinary Income	$495,577

The tax charter of the distributions paid during the year ended September 30, 2023 are as follows:

Ordinary Income
Ordinary Income	$829,895

E)
Use of Estimates. The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F)
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended September 30, 2024, Distributable Earnings were adjusted $0 and Paid-in Capital was adjusted $0.

11

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
G)
Security Transactions and Income. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Net realized gains and losses from sales of securities are determined using the specific identification method.

3. Investment Advisory and Other Agreements
Management
The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser is responsible for the day-to-day management of the Fund’s portfolio, subject to the oversight of the Board. The Adviser oversees compliance with the Fund’s investment objective, policies, strategies and restrictions. The Board supervises and oversees the Adviser, and establishes policies that they must follow in their advisory activities.
Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a management fee at an annual rate of 0.45% based on the Fund’s average daily net assets. For the year ended September 30, 2024 the Fund incurred $50,133 in investment advisory fees.
Under the Investment Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), litigation expenses, acquired fund fees and expenses, and the management fee payable to the Adviser.
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of September 30, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
4. Distribution and Fund Officers
Foreside Fund Services, LLC (“Foreside”) serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through Foreside only in Creation Units. Shares in less than Creation Units are not distributed by Foreside. Foreside is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
5. Purchases and Sales of Securities
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year ended September 30, 2024, were as follows:

Fund	Purchases	Sales
Build Bond Innovation ETF	$8,486,900	$19,836,032

12

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
During the current fiscal year, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	—	—

During the current fiscal year, the realized gains and losses of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	—	—

6. Related Parties
As of September 30, 2024, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor. These officers and trustees do not receive compensation from the Trust for serving as officers and/or trustees.
7. Share Transactions
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The consideration for the purchase of Creation Units of a fund in the Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee of $500 and a redemption transaction fee of $500 directly to the Custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fee from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
8. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. The Fund does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants.

13

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
9. Guarantees and Indemnifications
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
10. RISKS
Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases a call option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price. When the Fund purchases a put option, it may lose the total premium paid for it if the price of the underlying security or other assets increased, remained the same or failed to decrease to a level at or below the exercise price. If an option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
11. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.
On October 31, 2024, the Fund declared and paid a distribution from ordinary income of $29,204 to shareholders of record as of October 30, 2024.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Build Bond Innovation ETF and
Board of Trustees of Build Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Build Bond Innovation ETF (the “Fund”), a series of Build Funds Trust, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the years in the two year period then ended September 30, 2024, and the period from February 10, 2022 (commencement of operations) through September 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the two year period then ended September 30, 2024, and the period from February 10, 2022 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 27, 2024

15

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10: Remuneration Paid to Directors, Officers, and other of Open-End Management Investment Companies
The aggregate compensation paid to the Independent Trustees, as defined under the 1940 Act, for the period ended September 30, 2024 was $25,000.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11: Statement Regarding basis for Approval of Investment Advisory Contract
Renewal of the Investment Advisory Agreement with Build Asset Management, LLC
In connection with the meeting of the Board of Trustees (the “Board”) of Build Funds Trust (the “Trust”) held on September 26, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the Investment Advisory Agreement between Build Asset Management, LLC (“Build”) and the Trust, with respect to Build Bond Innovation ETF (the “Fund”).
The Board reviewed and discussed the materials relating to the Investment Advisory Agreement that were provided in advance of the Meeting and deliberated on the renewal of the Investment Advisory Agreement. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the Investment Advisory Agreement.
Nature, Extent and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered Build’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that there were no changes to the key personnel nor the investment advisory services provided to the Fund since the last renewal of the Investment Advisory Agreement. The Board observed that Build was responsible for the day-to-day investment decisions of the actively-managed Fund. The Board found that (i) Build’s responsibilities included ensuring the Fund had a continuous investment program; (ii) trading portfolio securities on behalf of the Fund; (iii) selecting broker-dealers to execute purchase and sale transactions; (iv) determining the daily baskets of deposit securities and cash components; (v) monitoring compliance with various policies and procedures and applicable securities regulations; (vi) overseeing general portfolio compliance with relevant law; (vii) quarterly reporting to the Board; and (viii) implementing Board directives as they relate to the Fund. The Board noted that it had been provided with Build’s registration form on Form ADV, as well as its responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance program, risk management program, and financial condition. The Board considered the qualifications, experience, and responsibilities of Build’s investment personnel, the quality of Build’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each had appropriate compliance policies and procedures in place.
The Board also considered other services provided to the Fund by Build, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with exchange-traded fund market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or trustees of the Trust.
Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Fund under the Investment Advisory Agreement supported the Board’s approval of the continuance of the Investment Advisory Agreement for the coming year.

16

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective. The Board was provided reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of its Morningstar actively-managed category, the Morningstar Intermediate Core Bond ETFs, and benchmark index, Bloomberg U.S. Aggregate Bond Index, for various time periods ended June 30, 2024. The Board noted that the Fund had positive returns of 6.27% for the 1-year period ended June 30, 2024 and 0.34% for the since inception period. The Board further noted that the Fund outperformed its benchmark, which had 2.62% returns for the 1-year period and -2.13% returns for the since inception period, and Morningstar category, which had 3.07% returns for the 1-year period and -1.56% returns for the since inception period. The Board noted the fact that the Index’s constituents do not include options including the types of options the Fund transacts in.
The Board reviewed the performance of the Fund to a collective investment trust and separately managed accounts that Build manages, all with investment objectives and strategies comparable to the Fund. The Board noted that the Fund outperformed the collective investment trust for the one-year period ended June 30, 2024 (5.97%) and the separately managed accounts for the since inception period (-0.08%) of the since inception period. The Board determined that the Fund’s performance was satisfactory.
Fees and Expenses. The Board reviewed the advisory fee paid by the Fund to Build under the Investment Advisory Agreement. The Board observed that the 0.45% management fee and 0.48% net expense ratio for the Fund were higher than the Morningstar category of 0.36% and 0.36%, respectively. The Board further observed that the advisory fee and net expense ratio were lower than the average of the peer group identified by Build of 0.65% and 0.65%, respectively. In finding that the advisory fee of the Fund remained acceptable, the Board noted the Fund’s strong relative performance and the costs associated with implementing the Fund’ unique strategy, including an options overlay.
The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund paid no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that Build was responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Board determined that the Fund’s fees were not unreasonable.
Profitability. The Board observed that Build was operating at a loss with respect to the Fund. The Board determined that excessive profitability was not an issue with respect to the Fund at this time.
Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Fund. The Board considered that Build perceived no economies of scale with respect to the Fund at the present moment but remained willing to consider breakpoints as the assets in the Fund continued to grow.
Conclusion. Having requested such information from Build as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, the Board determined that renewal of the Investment Advisory Agreement with Build was in the best interests of the Fund and its shareholders.

17

Fund	Symbol	CUSIP
Build Bond Innovation ETF	BFIX	12009B101

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Build Asset Management LLC 3608 W. Truman Blvd, Suite 200 Jefferson City, MO 65109	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S.Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

BLDSAR2024

(b)	Financial Highlights are included within the financial statements filed under Item 7a of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Build Funds Trust

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	12/05/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	12/05/24

By (Signature and Title)*	/s/ Clem Sell
Clem Sell, Principal Financial Officer

Date	12/05/24

* Print the name and title of each signing officer under his or her signature.